Exhibit 99.18

 COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exception Detail

Run Date - 04/27/2026 12:36:00 PM

3Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350120319	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		No one entity may own more than 20% of the units in a project. Approval in file to allow a single entity owns 49% of the condo complex.		Client waived with compensating factors: Experienced investor, mortgages paid as agreed, borrower has owned property for 3 years, borrower has been self-employed for 24 years, 39 months reserve when 6 months required, 63% LTV when max allowed is 70%, 700 FICO when minimum requirement is 640.				02/09/2026	B	2	XXXX	XXXX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	XXXX	XXXX	4350120320	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		High rise condo was noted in pre-approval and Sr. Management approved.		Client Waived with Compensating Factors:138.05 months reserves when only 3 months required,736 fico score where the minimum required is 680, LTV of 65% where the max allowed is 75%,	Reviewer 04/03/2026 09:41 AM;			04/03/2026	B	2	XXXX	XXXX	3	1	C	B	A	A	N/A	N/A	C	B		Exempt	1